Chinese Mainland Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Chinese mainland [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 91.5	$ 86.7	$ 87.6